BARCLAYS GLOBAL INVESTORS FUNDS, INC.
                      Registration Nos. 33-54126; 811-7332

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Barclays Global Investors Funds, Inc. (the "Company") that the Prospectuses and related Statements of Additional Information describing the Company's Asset Allocation, Bond Index, Extended Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Stock, U.S. Equity Index and U.S. Treasury Allocation Funds, that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 21 to the Company's Registration Statement on Form N-1A, the text of which was filed on June 30, 1999.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 22nd day of July, 1999.


Witness:                                BARCLAYS GLOBAL INVESTORS FUNDS, INC.


By:       /s/ Mike Nolte                         By:  /s/ Richard H. Blank, Jr.
Name:     Mike Nolte                             Richard H. Blank, Jr.
Title:    Assistant Secretary                    Chief Operating Officer,
                                                 Secretary and Treasurer